13. and 14. Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of notes payable
	June 30, 2015	December 31, 2014
Demand and Revolving Debt
Payable to ABN AMRO	$–	$–
Payable to Royal Bank of Canada	–	–
Revolving note payable to Maple Bank	3,386,255	1,105,259
Subtotal	3,386,255	1,105,259

Term Debt
Mortgage note payable to Security State Bank	221,052	224,568
Mortgage note payable to Lakeview Bank	119,976	119,976
Construction note payable to American Land & Capital	1,161,142	184,975
Renewable unsecured subordinated notes	22,206,113	17,653,128
Subtotal	23,708,283	18,182,647
Total	$27,094,538	$19,287,906

Notes payable by the Company are summarized as follows:

	December 31, 2014	December 31, 2013
Demand and Revolving Debt
Payable to ABN AMRO	$–	$–
Payable to Royal Bank of Canada	–	–
Revolving note payable to Maple Bank	1,105,259	–
Subtotal	1,105,259	–

Term Debt
Note payable to John O. Hanson	–	200,000
Mortgage note payable to Security State Bank	224,568	–
Mortgage note payable to Lakeview Bank	119,976	–
Construction note payable to American Land & Capital	184,975	–
Renewable unsecured subordinated notes	17,653,128	9,984,826
Subtotal	18,182,647	10,184,826
Total	$19,287,906	$10,184,826

Schedule of notes payable by maturity
	June 30, 2015	December 31, 2014
Demand and Revolving Debt
Demand	$–	$–
2016	3,386,255	1,105,259
Subtotal	3,386,255	1,105,259

Term Debt
2015	–	7,546,627
2016 to June 30	10,739,639	–
Current maturities	10,739,639	7,546,627

2016 after June 30	3,482,007	–
2016	–	2,648,150
2017	3,908,507	2,869,383
2018	2,982,062	2,642,972
2019	963,227	1,213,227
2020 & thereafter	1,632,841	1,262,288
Long term debt	12,968,644	10,636,020
Subtotal	23,708,283	18,182,647

Total	$27,094,538	$19,287,906

Notes payable by maturity are summarized as follows:

	December 31, 2014	December 31, 2013
Demand and Revolving Debt
Demand	$–	$–
2016	1,105,259	–
Subtotal	1,105,259	–

Term Debt
2014	–	5,122,596
2015	7,546,627	–
Current maturities	7,546,627	5,122,596

2015	–	1,266,590
2016	2,648,150	772,250
2017	2,869,383	549,140
2018	2,642,972	2,297,250
2019	1,213,227	177,000
2020 & thereafter	1,262,288	–
Long term debt	10,636,020	5,062,230
Subtotal	18,182,647	10,184,826
Total	$19,287,906	$10,184,826

Schedule of subordinated notes outstanding
Initial Term	Principal Amount	Weighted Average Interest Rate
3 months	$487,915	8.43%
6 months	413,316	10.69%
1 year	6,999,325	12.98%
2 years	3,088,414	13.38%
3 years	4,066,820	14.72%
4 years	2,020,875	15.79%
5 years	3,681,905	15.91%
10 years	1,447,543	14.89%
Total	$22,206,113	14.08%

Weighted average term	36.0 mos

As of December 31, 2014, the Company had $17,653,128 of its Subordinated Notes outstanding as follows:

Initial Term	Principal Amount	Weighted Average Interest Rate
3 months	$486,472	11.06%
6 months	230,450	8.27%
1 year	5,255,047	12.40%
2 years	2,805,332	13.19%
3 years	3,196,847	14.45%
4 years	802,385	14.81%
5 years	3,799,605	15.97%
10 years	1,076,990	14.56%
Total	$17,653,128	13.82%

Weighted average term	36.5 mos